Income Taxes (Schedule Of Valuation Allowance Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Balance at beginning of year	$ 25,509	$ 74,945	$ 106,831
(Credited) / charged to income	(1,800)	(49,403)	(11,366)
Acquisition accounting	0	0	(30,333)
Translation adjustment	(52)	(391)	528
Changes attributable to movement in underlying assets	2,655	358	9,397
Other	0	0	(112)
Balance at end of year	$ 26,312	$ 25,509	$ 74,945